Operating profit - Other operating income and expense (Details) $ in Millions	5 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Operating profit, other operating income and expense
Cost of inventories recognised as expense during period		$ 9,640	$ 3,110	$ 2,708
Research and development expense		9,736	5,991	6,059
Impairment of property, plant and equipment		343
Total other operating income and expense		1,492	1,528	1,541
Other payables	$ 1,328	1,328	1,017	819
Selling, general and administrative costs
Operating profit, other operating income and expense
Legal proceedings provision		48	(9)	610
Other operating income and expense
Operating profit, other operating income and expense
Royalties income		63	149	146
Royalties amortisation		(1)	(2)	(4)
Gains on disposal of intangible assets		513	1,030	1,243
Gains on disposal of non-current other investments		776
Net (losses)/gains on disposal of other non-current assets		(4)	25	(21)
Impairment of property, plant and equipment			(12)
Other income		453	406	285
Other expense		(308)	(68)	(108)
Total other operating income and expense		1,492	1,528	1,541
Research and development expense
Operating profit, other operating income and expense
Government grants		531	222
Cost of sales
Operating profit, other operating income and expense
Government grants		290	0
BMS's share of Global Diabetes Alliance
Operating profit, other operating income and expense
Changes in fair value of contingent consideration credit (charge)		42	(51)	(516)
BMS's share of Global Diabetes Alliance | Selling, general and administrative costs
Operating profit, other operating income and expense
Changes in fair value of contingent consideration credit (charge)		42	(51)	(516)
Almirall | Selling, general and administrative costs
Operating profit, other operating income and expense
Changes in fair value of contingent consideration credit (charge)		5	(143)	(58)
Alexion Pharmaceuticals, Inc. | Cost of sales
Operating profit, other operating income and expense
Cost of inventories recognised as expense during period	$ 2,198
Vaxzevria
Operating profit, other operating income and expense
Research and development expense		309	161
AZD7442
Operating profit, other operating income and expense
Research and development expense		222	61
Hypertension medicines | Atnahs Pharma
Operating profit, other operating income and expense
Gains on disposal of intangible assets			350
Priority Review Voucher
Operating profit, other operating income and expense
Gains on disposal of intangible assets			120
Brazikumab
Operating profit, other operating income and expense
Other income		99	107	0
Synagis
Operating profit, other operating income and expense
Increase in profit participation liability		114
Other payables				150
Consideration received		(20)	$ (40)
Losec | Cheplapharm
Operating profit, other operating income and expense
Gains on disposal of intangible assets				243
Arimidex and Casodex | Juvis Pharmaceuticals
Operating profit, other operating income and expense
Gains on disposal of intangible assets				181
Atacand | Minimum
Operating profit, other operating income and expense
Number of Countries Commercial Rights Sold			70
Atacand | Cheplapharm
Operating profit, other operating income and expense
Gains on disposal of intangible assets			$ 400
Seroquel XR/IR | Cheplapharm
Operating profit, other operating income and expense
Gains on disposal of intangible assets				213
Europe ex UK and Spain | Crestor
Operating profit, other operating income and expense
Gains on disposal of intangible assets		$ 317
US | Synagis | Sobi
Operating profit, other operating income and expense
Gains on disposal of intangible assets				$ 515
Viela Bio | Horizon Therapeutics plc
Operating profit, other operating income and expense
Proportion of ownership interest in associate disposed		26.70%
Viela Bio | Horizon Therapeutics plc | Other operating income and expense
Operating profit, other operating income and expense
Profit upon closing		$ 776